Note 9 - Equity Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.	Equity transactions

2014 Private Placement

On March 17, 2014, in conjunction with a private placement of securities (the “2014 Private Placement”) with institutional and select accredited investors, the Company issued an aggregate total of 6,210,000 shares of common stock and 6,175 shares of preferred stock (the “Series A Convertible Preferred Stock”) for an aggregate total purchase price of $9,280,000. Each share of Series A Convertible Preferred Stock was convertible into 2,000 shares of common stock at the option of the holder. The proceeds received by the Company were $8,562,500, net of offering costs of $717,500.

The Company, in connection with the 2014 Private Placement, issued to the investors an aggregate total of 23,200,000 warrants (the “Series A Warrants”) to purchase shares of common stock at an exercise price of $0.50 per share. Each Series A Warrant represents the right to purchase one share of common stock. The warrants vested upon issuance and expire after five years.

In addition, the Company, in connection with the 2014 Private Placement, issued to the investors an aggregate total of 13,920,000 warrants (the “Series B Warrants”) to purchase shares of common stock at an exercise price of $1.50 per share. Each Series B Warrant represents the right to purchase one share of common stock. The warrants vested upon issuance and expired in March 2015.

Pursuant to the terms of a registration rights agreement that the Company entered with the investors in connection with the 2014 Private Placement, the Company filed a registration statement with the SEC in April 2014 that covered the shares of common stock and the shares of common stock issuable upon conversion of the Series A Convertible Preferred Stock and exercise of the Series A Warrants and Series B Warrants issued to the investors in the 2014 Private Placement. The registration statement was declared effective by the SEC on May 6, 2014.

Kevin A. Richardson, II, chairman of the board of directors of the Company and Acting Chief Executive Officer; Joseph Chiarelli, the former Chief Executive Officer of the Company; and, Michael N. Nemelka, the brother of a member of the Company’s board of directors and an existing shareholder of the Company, were purchasers in the 2014 Private Placement of $50,000, $40,000 and $50,000, respectively.

At the closing of the 2014 Private Placement, the Company paid Newport Coast Securities, Inc., the placement agent for the private placement, and Oppenheimer & Co. Inc., the former placement agent, cash compensation based on the gross proceeds of the private placement and 696,000 Series A Warrants and 417,600 Series B Warrants.

18% Convertible Promissory Notes

During the period January 24, 2014 through March 7, 2014, the Company entered into subscriptions payable for 18% convertible promissory notes, as amended, (the “18% Convertible Promissory Notes”) from select accredited investors. Up to $1,000,000 aggregate principal amount of 18% Convertible Promissory Notes were offered by the Company. The Company completed the offering and issued an aggregate $815,000 in convertible notes in March 2014. Michael N. Nemelka, the brother of a member of the Company’s board of directors and an existing shareholder of the Company, purchased $110,000 of the convertible notes.

The 18% Convertible Promissory Notes had a nine month term from the subscription date and the note holders could convert into Company common stock at anytime during the term at $0.55 per share. Upon the consummation of a qualified financing, as defined in the convertible note agreements, of $1,000,000 or more by the Company, the principal and interest on the 18% Convertible Promissory Notes would convert into Company common stock equal to the lower of (i) the price of the Company common stock issued in the qualified financing, and (ii) $0.55 per share. The note holders would also receive, if any were issued, warrants or any other security issued in a qualified financing on similar terms to the qualified financing. The 18% Convertible Promissory Notes were unsecured.

The 2014 Private Placement was a qualified financing as defined in the 18% Convertible Promissory Notes. As such, on March 17, 2014, in conjunction with the 2014 Private Placement discussed above, the 18% Convertible Promissory Notes, with an aggregate outstanding principal and accrued interest balance of $822,168, were automatically converted and the holders received in the aggregate 1,644,337 shares of common stock, 2,055,421 Series A Warrants, and 1,233,252 Series B Warrants.

Subscription Agreement

On November 27, 2012, the Company and David N. Nemelka (the “Subscriber”), the brother of a member of the Company’s board of directors, entered into a subscription agreement (the “Subscription Agreement”) whereby the Subscriber agreed to purchase from the Company, and the Company agreed to sell and issue, a total of 4,000,000 shares of the Company’s unregistered common stock at a purchase price equal to $0.25 per share, for an aggregate sales price of $1,000,000 (the “Purchase Price”). The shares are subject to piggy-back registration rights if the Company files a registration statement for an offering of securities.

The Purchase Price was payable to the Company as follows: (i) $50,000 on or before January 31, 2013; (ii) $50,000 on or before February 15, 2013; and (iii) the balance of $900,000 on or before May 27, 2014 (the “Outside Due Date”). The Subscriber could make payments of the Purchase Price at his discretion in minimum installments of $100,000 each, until the Outside Due Date.

In the event that at any time after February 15, 2013, the Company’s total available cash should be less than $100,000, the Subscriber would, upon demand of the Company, pay to the Company $100,000 of the then outstanding balance of the Purchase Price, which payment would be due within 30 days of the demand. There was no limit on the number of demands that the Company could make pursuant to this provision of the Subscription Agreement, provided, however, that in no event could the Company provide more than one notice of demand for payment in any 30 day period.

On May 27, 2014, the Subscriber paid the Company the remaining $900,000 and was issued 3,600,000 shares of unregistered common stock of the Company as full settlement of the Subscription Agreement.

$278,500 Convertible Promissory Note and Warrants

On February 10, 2014, the Company entered into a financing transaction with an accredited investor for the sale of an 8% convertible promissory note (the “$278,500 Convertible Note”) and warrants (the “Class J Warrants”) in the principal amount of $278,500, with gross proceeds of $250,000 to the Company after payment of a 10% original issue discount and related professional expenses.

The $278,500 Convertible Note and Class J Warrants were issued pursuant to the terms of a purchase agreement among the Company and the holder. The convertible note was an unsecured obligation of the Company and, unless earlier redeemed, matured on August 11, 2014. The convertible note accrued interest at the rate of 8% per annum and included a 10%, or $25,000, original issuance discount. The Company had the right to prepay the convertible note and accrued interest during the first 180 days following the date of issuance. During that time, the amount of any prepayment during the first 60 days was 120% of the outstanding amounts owed, and the amount of the prepayment increased every subsequent 30 days. The $278,500 Convertible Note was convertible, after the first 180 days, in whole or in part, at the option of the investor, into shares of Company common stock at a conversion price of the lower of 75% of the lowest reported sale price of the Company’s common stock for the 20 trading days immediately prior to (i) the closing date of the financing, or (ii) 75% of the lowest reported sale price for the 20 days prior the conversion date of the convertible note. The convertible note included full ratchet anti-dilution protection for any lower priced issuances of common stock or securities convertible or exchangeable into Company common stock.

The Class J Warrants entitle the holder to purchase, in the aggregate, 629,378 shares of the Company’s common stock. The Warrants were exercisable upon the six month anniversary of the closing date (August 10, 2014) and expire five years from the closing date. The Class J Warrants have an exercise price equal to $0.4425. The Class J Warrants may be exercised for cash or on a cashless basis. The exercise price of the warrants is subject to adjustment for stock splits, combinations or similar events, and, in this event, the number of shares issuable upon the exercise of the warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after the adjustment. In addition, the exercise price is also subject to a “down-round” anti-dilution adjustment if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price of the warrants.

In March 2014, the Company repaid the $278,500 Convertible Note in full, which totaled $337,171 with accrued interest and a prepayment penalty of $56,195.

$128,500 Convertible Promissory Note

On December 23, 2013, the Company entered into a financing transaction with an accredited investor for the sale of an 8% convertible promissory note (the “$128,500 Convertible Note”) in the principal amount of $128,500, with gross proceeds of $125,000 to the Company after payment of related professional expenses.

The $128,500 Convertible Note was issued pursuant to the terms of a purchase agreement among the Company and the accredited investor. The convertible note was an unsecured obligation of the Company and, unless earlier redeemed, matured on September 26, 2014. The convertible note accrued interest at the rate of 8% per annum. The Company had the right to prepay the convertible note and accrued interest during the first 180 days following the date of issuance. During that time, the amount of any prepayment during the first 30 days was 115% of the outstanding amounts owed, and the amount of the prepayment increased every subsequent 30 days.

The $128,500 Convertible Note was convertible, after the first 180 days, in whole or in part, at the option of the investor, into shares of Company common stock at a conversion price of 61% of the lowest three reported sale prices of the Company’s common stock for the 10 trading days immediately prior to the conversion date. The convertible note included full ratchet anti-dilution protection for any lower priced issuances of common stock or securities convertible or exchangeable into Company common stock.

In March 2014, the Company repaid the $128,500 Convertible Note in full, which totaled $158,055, with accrued interest and prepayment penalty of $29,555.

$78,500 Convertible Promissory Note

On February 18, 2014, the Company entered into a second tranche of financing with the accredited investor for the $128,500 Convertible Note for the sale of an 8% Convertible Promissory Note (the “$78,500 Convertible Note”) under the same terms as the first tranche in the principal amount of $78,500, with gross proceeds of $75,000 to the Company after payment of related professional expenses.

The $78,500 Convertible Note was issued pursuant to the terms of a purchase agreement among the Company and the accredited investor. The convertible note was an unsecured obligation of the Company and, unless earlier redeemed, matured on November 20, 2014. The convertible note accrued interest at the rate of 8% per annum. The Company had the right to prepay the convertible note and accrued interest during the first 180 days following the date of issuance. During that time, the amount of any prepayment during the first 30 days was 115% of the outstanding amounts owed, and the amount of the prepayment increased every subsequent 30 days.

The $78,500 Convertible Note was convertible, after the first 180 days, in whole or in part, at the option of the investor, into shares of Company common stock at a conversion price of 61% of the lowest three reported sale prices of the Company’s common stock for the 10 trading days immediately prior to the conversion date. The convertible note included full ratchet anti-dilution protection for any lower priced issuances of common stock or securities convertible or exchangeable into Company common stock.

In March 2014, the Company repaid the $78,500 Convertible Note in full, which totaled $90,275 with accrued interest and prepayment penalty of $11,775.

Consulting Agreements

In February 2014, the Company renewed one consulting contract and entered into three additional consulting agreements for which a portion of the fee for the services performed was paid with Company common stock. The Company issued 0 and 1,035,000 shares of common stock under these agreements for the three months and nine months ended September 30, 2014, respectively. The fair value of the common stock issued to the consultants, based upon the closing market price of the Company’s common stock at the dates the common stock was issued, was recorded as a non-cash general and administrative expense of $0 and $743,150 for the three and nine months ended September 30, 2014, respectively. The Company did not have any consulting contracts in 2015 where a portion of the fee for services was to be paid with common stock.

10.	Equity Transactions

2014 Private Placement

On March 17, 2014, in conjunction with a private placement of securities (the “2014 Private Placement”) with institutional and select accredited investors, the Company issued an aggregate total of 6,210,000 shares of common stock and 6,175 shares of preferred stock (the “Series A Convertible Preferred Stock”) for an aggregate total purchase price of $9,280,000. Each share of Series A Convertible Preferred Stock is convertible into 2,000 shares of common stock at the option of the holder. The proceeds received by the Company were $8,562,500, net of offering costs of $717,500.

The Company, in connection with the 2014 Private Placement, issued to the investors an aggregate total of 23,200,000 warrants (the “Series A Warrants”) to purchase shares of common stock at an exercise price of $0.50 per share. Each Series A Warrant represents the right to purchase one share of common stock. The warrants vested upon issuance and expire after five years.

In addition, the Company, in connection with the 2014 Private Placement, issued to the investors an aggregate total of 13,920,000 warrants (the “Series B Warrants”) to purchase shares of common stock at an exercise price of $1.50 per share. Each Series B Warrant represents the right to purchase one share of common stock. The warrants vested upon issuance and expire after one year.

Pursuant to the terms of a registration rights agreement that the Company entered with the investors in connection with the 2014 Private Placement, the Company filed a registration statement with the SEC in April 2014 that covers the shares of common stock and the shares of common stock issuable upon conversion of the Series A Convertible Preferred Stock and exercise of the Series A Warrants and Series B Warrants issued to the investors in the 2014 Private Placement. The registration statement was declared effective by the SEC on May 6, 2014.

Kevin A. Richardson, II, chairman of the board of directors of the Company and Co-Chief Executive Officer; Joseph Chiarelli, the former Chief Executive Officer of the Company; and, Michael N. Nemelka, the brother of a member of the Company’s board of directors and an existing shareholder of the Company, were purchasers in the 2014 Private Placement of $50,000, $40,000 and $50,000, respectively.

At the closing of the 2014 Private Placement, the Company paid Newport Coast Securities, Inc., the placement agent for the private placement, and Oppenheimer & Co. Inc., the former placement agent, cash compensation based on the gross proceeds of the private placement and 696,000 Series A Warrants and 417,600 Series B Warrants.

18% Convertible Promissory Notes

During the period January 24, 2014 through March 7, 2014, the Company entered into subscriptions payable for 18% convertible promissory notes, as amended, (the “18% Convertible Promissory Notes”) from selected accredited investors. Up to $1,000,000 aggregate principal amount of 18% Convertible Promissory Notes were offered by the Company. The Company completed the offering and issued an aggregate $815,000 in convertible notes in March 2014. Michael N. Nemelka, the brother of a member of the Company’s board of directors and an existing shareholder of the Company, purchased $110,000 of the convertible notes.

The 18% Convertible Promissory Notes had a nine month term from the subscription date and the note holders could convert into Company common stock at anytime during the term at $0.55 per share. Upon the consummation of a qualified financing, as defined in the convertible note agreements, of $1,000,000 or more by the Company, the principal and interest on the 18% Convertible Promissory Notes would convert into Company common stock equal to the lower of (i) the Company common stock issued in the qualified financing, and (ii) $0.55 per share. The note holders would also receive, if any were issued, warrants or any other security issued in a qualified financing on similar terms to the qualified financing. The 18% Convertible Promissory Notes were unsecured.

The 2014 Private Placement was a qualified financing as defined in the 18% Convertible Promissory Notes. As such, on March 17, 2014, in conjunction with the 2014 Private Placement discussed above, the 18% Convertible Promissory Notes, with an aggregate outstanding principal and accrued interest balance of $822,168, were automatically converted and the holders received in the aggregate 1,644,337 shares of common stock, 2,055,421 Series A Warrants, and 1,233,252 Series B Warrants.

Subscription agreement

On November 27, 2012, the Company and David N. Nemelka (the “Subscriber”), the brother of a member of the Company’s board of directors, entered into a subscription agreement (the “Subscription Agreement”) whereby the Subscriber agreed to purchase from the Company, and the Company agreed to sell and issue, a total of 4,000,000 shares of the Company’s unregistered common stock at a purchase price equal to $0.25 per share, for an aggregate sales price of $1,000,000 (the “Purchase Price”). The shares are subject to piggy-back registration rights if the Company files a registration statement for an offering of securities.

The Purchase Price was payable to the Company as follows: (i) $50,000 on or before January 31, 2013; (ii) $50,000 on or before February 15, 2013; and (iii) the balance of $900,000 on or before May 27, 2014 (the “Outside Due Date”). The Subscriber could make payments of the Purchase Price at his discretion in minimum installments of $100,000 each, until the Outside Due Date.

In the event that at any time after February 15, 2013, the Company’s total available cash should be less than $100,000, the Subscriber would, upon demand of the Company, pay to the Company $100,000 of the then outstanding balance of the Purchase Price, which payment would be due within 30 days of the demand. There was no limit on the number of demands that the Company could make pursuant to this provision of the Subscription Agreement, provided, however, that in no event could the Company provide more than one notice of demand for payment in any 30 day period.

On May 27, 2014, the Subscriber paid the Company the remaining $900,000 and was issued 3,600,000 shares of unregistered common stock of the Company as full settlement of the Subscription Agreement.

$278,500 Convertible Promissory Note and Warrants

On February 10, 2014, the Company entered into a financing transaction with an accredited investor for the sale of an 8% convertible promissory note (the “$278,500 Convertible Note”) and warrants (the “Class J Warrants”) in the principal amount of $278,500, with gross proceeds of $250,000 to the Company after payment of a 10% original issue discount and related professional expenses.

The $278,500 Convertible Note and Class J Warrants were issued pursuant to the terms of a purchase agreement among the Company and the holder. The convertible note was an unsecured obligation of the Company and, unless earlier redeemed, matured on August 11, 2014. The convertible note accrued interest at the rate of 8% per annum and included a 10%, or $25,000, original issuance discount. The Company had the right to prepay the convertible note and accrued interest during the first 180 days following the date of issuance. During that time, the amount of any prepayment during the first 60 days was 120% of the outstanding amounts owed, and the amount of the prepayment increased every subsequent 30 days. The $278,500 Convertible Note was convertible, after the first 180 days, in whole or in part, at the option of the investor, into shares of Company common stock at a conversion price of the lower of 75% of the lowest reported sale price of the Company’s common stock for the 20 trading days immediately prior to (i) the closing date of the financing, or (ii) 75% of the lowest reported sale price for the 20 days prior the conversion date of the convertible note. The convertible note included full ratchet anti-dilution protection for any lower priced issuances of common stock or securities convertible or exchangeable into Company common stock.

The Class J Warrants entitle the holder to purchase, in the aggregate, 629,378 shares of the Company’s common stock. The Warrants were exercisable upon the six month anniversary of the closing date (August 10, 2014) and expire five years from the closing date. The Class J Warrants have an exercise price equal to $0.4425. The Class J Warrants may be exercised for cash or on a cashless basis. The exercise price of the warrants is subject to adjustment for stock splits, combinations or similar events, and, in this event, the number of shares issuable upon the exercise of the warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after the adjustment. In addition, the exercise price is also subject to a “full ratchet” anti-dilution adjustment if the Company issues or is deemed to have issued securities at a price lower than the then applicable exercise price.

In March 2014, the Company repaid the $278,500 Convertible Note in full, which totaled $337,171 with accrued interest and a prepayment penalty of $56,195.

$128,500 Convertible Promissory Note

On December 23, 2013, the Company entered into a financing transaction with an accredited investor for the sale of an 8% convertible promissory note (the “$128,500 Convertible Note”) in the principal amount of $128,500, with gross proceeds of $125,000 to the Company after payment of related professional expenses.

The $128,500 Convertible Note was issued pursuant to the terms of a purchase agreement among the Company and the accredited investor. The convertible note was an unsecured obligation of the Company and, unless earlier redeemed, matured on September 26, 2014. The convertible note accrued interest at the rate of 8% per annum. The Company had the right to prepay the convertible note and accrued interest during the first 180 days following the date of issuance. During that time, the amount of any prepayment during the first 30 days was 115% of the outstanding amounts owed, and the amount of the prepayment increased every subsequent 30 days.

The $128,500 Convertible Note was convertible, after the first 180 days, in whole or in part, at the option of the investor, into shares of Company common stock at a conversion price of 61% of the lowest three reported sale prices of the Company’s common stock for the 10 trading days immediately prior to the conversion date. The convertible note included full ratchet anti-dilution protection for any lower priced issuances of common stock or securities convertible or exchangeable into Company common stock.

In March 2014, the Company repaid the $128,500 Convertible Note in full, which totaled $158,055, with accrued interest and prepayment penalty of $29,555.

$78,500 Convertible Promissory Note

On February 18, 2014, the Company entered into a second tranche of financing with the accredited investor for the $128,500 Convertible Note for the sale of an 8% Convertible Promissory Note (the “$78,500 Convertible Note”) under the same terms as the first tranche in the principal amount of $78,500, with gross proceeds of $75,000 to the Company after payment of related professional expenses.

The $78,500 Convertible Note was issued pursuant to the terms of a purchase agreement among the Company and the accredited investor. The convertible note was an unsecured obligation of the Company and, unless earlier redeemed, matured on November 20, 2014. The convertible note accrued interest at the rate of 8% per annum. The Company had the right to prepay the convertible note and accrued interest during the first 180 days following the date of issuance. During that time, the amount of any prepayment during the first 30 days was 115% of the outstanding amounts owed, and the amount of the prepayment increased every subsequent 30 days.

The $78,500 Convertible Note was convertible, after the first 180 days, in whole or in part, at the option of the investor, into shares of Company common stock at a conversion price of 61% of the lowest three reported sale prices of the Company’s common stock for the 10 trading days immediately prior to the conversion date. The convertible note included full ratchet anti-dilution protection for any lower priced issuances of common stock or securities convertible or exchangeable into Company common stock.

In March 2014, the Company repaid the $78,500 Convertible Note in full, which totaled $90,275 with accrued interest and prepayment penalty of $11,775.

18% Senior secured convertible promissory notes

During the period from November 2012 through March 8, 2013, the Company entered subscriptions payable for 18% senior secured convertible promissory notes (the “Senior Secured Notes”) from select accredited investors. The Company completed the offering and issued an aggregate $2,000,000 in Senior Secured Notes on March 8, 2013.

The Senior Secured Notes had a six month term from the subscription date and the note holders could convert into Company common stock at anytime during the term at a conversion price of $0.20 per share. Upon the consummation of a qualified financing and/or technology license, as defined in the Senior Secured Note agreements, as amended, of $4,000,000 or more by the Company, the principal and interest on the Senior Secured Notes would automatically convert into Company common stock equal to the lower of (i) the Company common stock issued in the qualified financing and/or technology license, reduced by a discount of 20%, and (ii) $0.20 per share. The note holders would also receive, if any were issued, warrants or any other securities issued in a qualified financing and/or technology license on similar terms to the qualified financing and/or technology license. The Senior Secured Notes were secured by the tangible and intangible assets of the Company.

The conversion feature embedded in the Senior Secured Notes was accounted for as a derivative liability and resulted in the creation at issuance of a discount to the carrying amount of the debt in the amount of $2,000,000, which was amortized as additional interest expense using the straight-line method over the term of the Senior Secured Notes (the Company determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The amount of the fair value of the embedded conversion feature in the Senior Secured Notes of $4,908,000, at the date of issuance, less the debt discount, totaled $2,373,813 and was recorded in the “loss on embedded conversion feature of Senior Secured Notes” in the accompanying consolidated statements of comprehensive loss.

On July 31, 2013, all of the holders of the Senior Secured Notes voluntarily converted all of the outstanding principal and interest of the Senior Secured Notes into Company common stock. The aggregate outstanding amount of principal and interest on the Senior Secured Notes at July 31, 2013 of $2,186,906 was converted into 10,934,533 shares of Company common stock at the conversion price of $0.20 per share - the market price at the time the subscription agreement was written - pursuant to the Senior Secured Note agreements. In return for the holders’ voluntarily converting the outstanding Senior Secured Notes on or before July 31, 2013, the Company agreed to issue to the holders warrants to purchase an aggregate total of 1,988,095 shares of Company common stock (the “Class H Warrants”). The Class H Warrants have an exercise price of $0.80 per share and are exercisable during the five-year period beginning on the date of issuance. In July 2013, the Company recorded a loss from extinguishment of debt of $1,073,572, which was the estimated fair value of the warrants issued to the holders on the date of exchange calculated using the Black-Scholes pricing model using the following primary inputs of: (i) $0.60 closing stock price on the date of grant, (ii) the expected time the warrants will be outstanding of five-years, (iii) estimated discount rate of 1.38%, and (iv) expected volatility of 149% based on historical data from companies similar in size and value to the Company.

Kevin A. Richardson, II, chairman of the board of directors and Co-Chief Executive Officer of the Company, converted an aggregate balance of $64,500 of the Senior Secured Notes and received 322,500 shares of Company common stock and 58,635 Class H Warrants in the foregoing transaction.

Accretion of interest and interest expense on the Senior Secured Notes, including amortization of the debt discount, totaled $2,178,390 in 2013.

2013 Public Offering

On July 25, 2013, the Company consummated a public offering (the “Public Offering”) of an aggregate of 3,006,818 units, with each unit consisting of one share of common stock and a warrant to purchase one-half share of a common stock (the “Class G Warrants”), resulting in warrants to purchase up to 1,503,409 shares of common stock.  The price per unit was $0.55 resulting in gross proceeds of $1,653,750. The Company received net proceeds, after payment of the placement agent’s fees, of $1,517,450. The units separated immediately and the common stock and warrants were issued separately. The Class G Warrants have an exercise price of $0.80 per share and are exercisable during the five-year period beginning on the date of issuance.

2013 Private Placements

In September, October and December 2013, the Company, in conjunction with offerings of securities (the “Private Placements”), issued 1,043,646 units (as described below) to certain accredited investors for an aggregate total purchase price of $626,188. Each unit was sold to the accredited investors at a purchase price of $0.60 per unit. Each “unit” in the Private Placements consists of; (i) one share of common stock and (ii) a five-year warrant to purchase one share of common stock, at an exercise price of $0.85 (the “Class I Warrants”). The Class I Warrants are callable by the Company if the average share price of common stock of the Company is at or above $1.40 for a twenty day period.

Kevin A. Richardson II, chairman of the board of directors and Co-Chief Executive Officer of the Company, Joseph Chiarelli, the former Chief Executive Officer of the Company, and Michael M. Nemelka, the brother of a member of the board of directors of the Company, were purchasers in the Private Placements of $21,188, $25,000 and $100,000, respectively.

Consulting Agreements

In February 2014, the Company renewed one consulting contract and entered into three additional consulting agreements for which a portion of the fee for the services performed was paid with Company common stock. The Company issued 1,005,000 shares of common stock under these agreements in February 2014 through May 2014. The fair value of the common stock of $624,150 issued to the consultants, based upon the closing market price of the Company’s common stock at the dates the common stock was issued, was recorded as a non-cash general and administrative expense for the year ended December 31, 2014.

In February 2013, the Company entered into certain consulting agreements for which a portion of the fee for the services performed was paid with Company common stock. In August and September 2013, the Company entered into two additional consulting agreements for which a portion of the fee for the services performed was paid with Company common stock. The Company issued 203,000 and 1,583,315 shares of common stock under these agreements for the years ended December 31, 2014 and 2013, respectively. The fair value of the common stock of $119,000 and $1,014,267, based upon the closing market price of the Company’s common stock at the dates the common stock was issued, was recorded as a non-cash general and administrative expense for the years ended December 31, 2014 and 2013, respectively.